                     SEMI-ANNUAL REPORT--NOVEMBER 14, 1996
--------------------------------------------------------------------------------

                   DEAR SHAREHOLDER,

                     We are pleased to present you with the
                   semiannual report for PaineWebber Cashfund, Inc. (the "Fund") for the six months ended September 30, 1996.

                   G E N E R A L M A R K E T O V E R V I E W

                   Early in the year, government reports showing higher-than-expected economic growth prompted a shift in market sentiment, which in turn caused a sharp drop in bond prices and ensuing stock market volatility. Several factors helped move stocks higher despite this volatility, including an overall positive environment for corporate earnings and profit growth as well as strong cash flows into equity mutual funds. Then, in July, a spate of disappointing earnings announcements helped contribute to the first meaningful overall stock market correction since 1994. This was short-lived, however, and in August the market retraced much of the ground it had lost. By mid-September, as investor confidence grew, money returning to the equity markets propelled the Standard & Poor's 500, a commonly used measure of stock market performance, to a new record high (a circumstance which underscores the hazards of market timing). The Federal Reserve Board (the "Fed") echoed investor confidence when, as it did during its May and July 1996 meetings, it chose to keep key interest rates unchanged at the September 1996 Federal Open Market Committee meeting. The Fed's decision to do so suggested that officials continued to discount the potential for an overheating economy or accelerating inflation.

                   P O R T F O L I O R E V I E W

                   PaineWebber Cashfund's current yield for the seven-day period ended September 30, 1996 was 4.85% and net assets totalled approximately $5.1 billion. During the six-month period, the Fed maintained a Federal Funds rate of 5.25%, an indication of the Fed's perception that the economic environment had assumed a measure of stability. We anticipated this scenario and, as a result, kept the Fund's average weighted maturity slightly longer than those of its peers investing in similar types of money market investments over the six-month period. As a result, the Fund had minimal cash to invest at lower interest rates, a situation that

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                   ultimately proved beneficial to Fund performance and contributed to the Fund's outperformance of its Lipper peer group average (Money Market
                   Funds) over the period.

                       Going forward, we believe that the Fed will
                   continue on its present course at least until the beginning of the new year, as inflation does not appear to be a problem and the economy continues to grow at a comfortable rate. We are particularly confident with respect to this scenario given that, at the time of this writing, the results of the Presidential election have been determined. Had the results been other than what they were, it would have been more likely that the Fed could have strayed from its steady path.

                       Given our belief that the current economic
                   environment will persist, we plan to maintain the Fund's current position. Investment decisions in the Fund will continue to be dominated by credit quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

                       As of September 30, 1996, the Fund continued
                   to be rated AAAm by Standard & Poor's Ratings Group ("S&P"), the highest rating given to money market funds. The rating of the Fund reflects S&P's view concerning the creditworthiness of the Fund's portfolio and its sound investment and management policies. The rating indicates that there is a superior capacity to maintain principal value and limit exposure to loss. The rating also reflects S&P's view that the portfolio credit quality is strong, with all assets rated either 'A-1+' or 'A-1', in accordance with S&P's ratings guidelines.

               -----------------------------------------------------------------
                  PORTFOLIO REVIEW

                       Our ultimate objective in managing your
                   investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

         [SIGNATURE]                      [SIGNATURE]
MARGO N. ALEXANDER                        DENNIS L. MCCAULEY
President,                                Managing Director and Chief Investment
Mitchell Hutchins Asset Management        Officer--Fixed Income, Mitchell
Inc.                                      Hutchins Asset Management Inc.

         [SIGNATURE]                      [SIGNATURE]
SUSAN P. RYAN                             KRIS DORR
Senior Vice President,                    Portfolio Manager
Taxable Money Funds                       PaineWebber Cashfund, Inc.
Mitchell Hutchins Asset Management
Inc.

PaineWebber Cashfund, Inc.

Statement of Net Assets

September 30, 1996 (unaudited)

Principal
 Amount                                                                 Maturity           Interest
  (000)                                                                  Dates              Rates           Value
---------                                                         --------------------  --------------  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--5.93%
 $ 10,000   U.S. Treasury Bills.................................        02/06/97           4.650%@      $    9,834,667
   15,000   Federal Farm Credit Bank*...........................        10/01/96            5.405           14,997,578
   15,000   Federal Farm Credit Bank............................        03/03/97            4.950           14,984,342
   65,000   Federal Home Loan Bank..............................  03/20/97 to 09/19/97  5.400 to 6.215      64,990,117
   10,000   Federal Home Loan Mortgage Corp.....................        08/28/97            5.640            9,977,891
   20,000   Federal National Mortgage Association*..............        10/01/96            5.500           20,000,000
   60,000   Federal National Mortgage Association...............  10/07/96 to 2/14/97   4.780 to 5.680      59,985,673
   85,520   Student Loan Marketing Association*.................        10/01/96        5.410 to 5.510      85,489,080
   20,000   Student Loan Marketing Association..................  07/03/97 to 09/30/97  6.000 to 6.070      20,000,000
                                                                                                        --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (cost--$300,259,348)..........................................                                           300,259,348
                                                                                                        --------------
DOMESTIC BANKERS ACCEPTANCES--0.30%
   15,550   Chase Manhattan Bank (cost--$15,397,264)............        12/05/96            5.440           15,397,264
                                                                                                        --------------
DOMESTIC CERTIFICATES OF DEPOSIT--0.40%
   10,190   F.C.C. National Bank................................        10/15/96            5.550           10,190,053
   10,000   Morgan Guaranty Trust Co............................        08/12/97            5.730            9,995,714
                                                                                                        --------------
TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost--$20,185,767)......                                            20,185,767
                                                                                                        --------------
DOMESTIC BANK NOTES--8.42%
   20,000   Bank of America, Illinois...........................  10/16/96 to 10/29/96  5.340 to 5.520      20,000,000
   20,000   Bank of Hawaii......................................        01/03/97            5.500           20,006,909
   48,000   Bank One, Dayton....................................        03/25/97            5.560           47,986,223
   30,000   Comerica Bank of Detroit............................        07/11/97            6.150           30,006,212
   33,000   F.C.C. National Bank*...............................        10/01/96        5.260 to 5.360      32,996,738
   45,000   F.C.C. National Bank................................  11/01/96 to 04/17/97  5.080 to 5.650      44,966,880
   15,000   Fifth Third Bank of Northwestern Ohio, N.A..........        10/16/96            5.350           14,999,679
   15,000   Harris Trust & Savings Bank.........................        06/17/97            6.040           14,993,902
   55,000   LaSalle National Bank...............................  10/17/96 to 02/11/97  5.400 to 5.530      55,000,000
   25,000   Morgan Guaranty Trust Co............................        01/15/97            5.250           25,006,479
   15,000   NationsBank of TX, N.A..............................        11/08/96            5.550           14,999,152
   10,000   Old Kent Bank Illinois..............................        03/17/97            7.230           10,052,360
   40,000   PNC Bank N.A.*......................................  10/01/96 to 10/07/96  5.285 to 5.413      39,988,020
   25,000   Seattle-First National Bank.........................        10/24/96            5.730           24,998,944
   10,000   Society National Bank*..............................        10/10/96            5.414            9,997,421
   20,000   Wachovia Bank of North Carolina*....................        10/07/96            5.355           19,994,239
                                                                                                        --------------
TOTAL DOMESTIC BANK NOTES (cost--$425,993,158)..................                                           425,993,158
                                                                                                        --------------
COMMERCIAL PAPER@--77.97%
Aerospace-Defense--0.59%
   30,000   Rockwell International Corp.........................        10/29/96            5.300           29,876,333
                                                                                                        --------------
Agriculture--1.18%
   35,000   Cargill Inc.........................................  10/23/96 to 10/29/96  5.290 to 5.330      34,868,853
   25,000   Cargill Financial Services Corp.....................        10/23/96            5.330           24,918,569
                                                                                                        --------------
                                                                                                            59,787,422
                                                                                                        --------------
Asset-Backed--8.73%
  117,150   Asset Securitization Cooperative Corp...............  10/01/96 to 11/15/96  5.290 to 5.400     116,870,478
  126,028   Delaware Funding Corp...............................  10/08/96 to 11/08/96  5.300 to 5.450     125,694,097
  115,427   Eiger Capital Corp..................................  10/08/96 to 10/25/96  5.280 to 5.450     115,108,363
   20,000   New Center Asset Trust..............................  11/26/96 to 01/29/97  5.420 to 5.500      19,733,778
   64,220   Triple A One Funding................................  10/03/96 to 10/21/96  5.320 to 5.420      64,110,481
                                                                                                        --------------
                                                                                                           441,517,197
                                                                                                        --------------

PaineWebber Cashfund, Inc.

Principal
 Amount                                                                 Maturity           Interest
  (000)                                                                  Dates              Rates           Value
---------                                                         --------------------  --------------  --------------
COMMERCIAL PAPER--(continued)
Auto & Truck--4.05%
 $ 73,700   PACCAR Financial Corp...............................  10/03/96 to 10/28/96  5.300 to 5.420% $   73,508,867
  132,000   Toyota Motor Credit Corp............................  10/02/96 to 10/24/96  5.340 to 5.350     131,757,981
                                                                                                        --------------
                                                                                                           205,266,848
                                                                                                        --------------
Banking--8.23%
   60,000   Abbey National North America........................  11/29/96 to 03/17/97  5.300 to 5.480      59,127,633
   15,000   ABN Amro North America Finance Inc..................        03/10/97            5.400           14,640,000
   30,000   Banc One Corp.......................................        10/04/96            5.290           29,986,775
   20,000   Bankers Trust New York Corp*........................        10/01/96            5.420           20,000,000
   20,000   Bankers Trust New York Corp.........................        01/22/97            5.420           19,659,745
   10,000   BCI Funding Corp....................................        10/07/96            5.320            9,991,133
   10,000   Cariplo Finance Inc.................................        10/09/96            5.380            9,988,044
  100,000   Cregem North America Inc............................  10/01/96 to 10/10/96  5.390 to 5.500      99,919,228
   25,000   Den Danske Corp. Inc................................        10/21/96            5.380           24,925,278
   50,000   Morgan (J.P.) & Co Inc..............................  11/05/96 to 01/16/97  5.370 to 5.410      49,469,486
   30,000   Nordbanken North America Inc........................  02/10/97 to 03/14/97  5.420 to 5.490      29,326,750
   30,000   Societe Generale North America, Inc.................        02/05/97        5.390 to 5.400      29,428,853
   20,000   Unifunding Inc......................................        10/17/96            5.380           19,952,178
                                                                                                        --------------
                                                                                                           416,415,103
                                                                                                        --------------
Broker-Dealer--6.25%
   25,000   Dean Witter, Discover & Co..........................        01/09/97            5.380           24,626,389
   15,000   Goldman Sachs Group L.P.............................        10/29/96            5.320           14,937,933
   85,000   Merrill Lynch & Co., Inc............................  10/15/96 to 01/13/97  4.950 to 5.450      84,620,250
  155,000   Morgan Stanley Group Inc............................  10/08/96 to 03/24/97  5.300 to 5.600     154,394,669
   38,000   Nomura Holding America Inc..........................  10/09/96 to 11/05/96  5.380 to 5.420      37,901,609
                                                                                                        --------------
                                                                                                           316,480,850
                                                                                                        --------------
Chemical--2.47%
  125,295   dupont (E.I.) deNemours & Co........................  10/10/96 to 12/20/96  5.290 to 5.450     124,864,608
                                                                                                        --------------
Computer--0.49%
   25,000   IBM Credit Corp.....................................        10/16/96            5.330           24,944,479
                                                                                                        --------------
Conglomerate--0.69%
   35,000   BTR Dunlop Finance Inc..............................  10/21/96 to 11/05/96  5.340 to 5.350      34,869,319
                                                                                                        --------------
Consumer Products--0.39%
   20,000   Procter & Gamble Co.................................  10/09/96 to 10/18/96  5.300 to 5.330      19,963,053
                                                                                                        --------------
Drugs, Health Care--6.83%
   31,500   Bayer Corp..........................................  10/10/96 to 10/21/96  5.300 to 5.340      31,439,439
   50,000   Lilly (Eli) & Co....................................  10/15/96 to 11/12/96  5.280 to 5.380      49,791,750
   20,000   Pfizer Inc..........................................        10/02/96            5.320           19,997,044
   89,000   Sandoz Corporation..................................  10/09/96 to 10/25/96  5.290 to 5.340      88,798,087
   26,500   Schering Corp.......................................        01/07/97            5.400           26,110,450
  105,000   Warner-Lambert Co...................................  10/02/96 to 10/31/96  5.290 to 5.400     104,868,397
   25,000   Zeneca Wilmington Inc...............................        12/17/96            5.350           24,713,924
                                                                                                        --------------
                                                                                                           345,719,091
                                                                                                        --------------
Electronics--2.16%
   20,000   Motorola Credit Corp................................        10/04/96            5.280           19,991,200
    5,672   Motorola Inc........................................        10/24/96            5.300            5,652,794
   20,000   Panasonic Finance Inc...............................        11/08/96            5.400           19,886,000
   25,000   Sony Capital Corp...................................        10/25/96            5.450           24,909,167

PaineWebber Cashfund, Inc.

Principal
 Amount                                                                 Maturity           Interest
  (000)                                                                  Dates              Rates           Value
---------                                                         --------------------  --------------  --------------
COMMERCIAL PAPER--(continued)
Electronics--(concluded)
 $  5,000   Toshiba America Inc.................................        10/25/96            5.350%      $    4,982,167
   34,000   Vermont American Corporation........................  10/09/96 to 10/11/96  5.310 to 5.320      33,954,242
                                                                                                        --------------
                                                                                                           109,375,570
                                                                                                        --------------
Energy--1.60%
   46,085   Exxon Imperial U.S. Inc.............................  10/01/96 to 10/16/96  5.270 to 5.350      46,057,511
   10,000   Mobil Australia Finance Co..........................        10/21/96            5.340            9,970,333
   25,000   Shell Oil...........................................        10/22/96            5.310           24,922,563
                                                                                                        --------------
                                                                                                            80,950,407
                                                                                                        --------------
Entertainment--0.39%
   20,000   The Walt Disney Company.............................        03/12/97            5.230           19,529,300
                                                                                                        --------------
Finance-Conduit--6.37%
   25,000   ANZ (Delaware) Inc..................................        11/12/96            5.390           24,842,792
   80,000   Commerzbank U.S. Finance............................  10/07/96 to 10/28/96  5.300 to 5.350      79,838,283
  149,936   MetLife Funding Inc.................................  10/01/96 to 11/12/96  5.280 to 5.420     149,606,022
   21,000   Svenska Handelsbanken Inc...........................  11/22/96 to 02/20/97  5.350 to 5.490      20,754,153
   47,700   Toronto-Dominion Holdings U.S.A. Inc................  10/01/96 to 10/07/96  5.350 to 5.430      47,668,726
                                                                                                        --------------
                                                                                                           322,709,976
                                                                                                        --------------
Finance-Consumer--0.89%
   45,000   American General Finance Corp.......................  10/16/96 to 10/17/96      5.360           44,896,522
                                                                                                        --------------
Finance-Credit Union--0.49%
   25,000   U.S. Central Credit Union...........................        10/23/96            5.400           24,917,500
                                                                                                        --------------
Finance-Diversified--3.25%
  130,000   Associates Corp. of North America...................  10/01/96 to 10/18/96  5.290 to 5.380     129,829,653
   35,000   Barclays U.S. Funding Corp..........................        10/10/96            5.340           34,953,275
                                                                                                        --------------
                                                                                                           164,782,928
                                                                                                        --------------
Finance-Independent--2.51%
  127,000   National Rural Utilities Coop. Finance Corp.........  10/01/96 to 10/15/96  5.270 to 5.330     126,922,979
                                                                                                        --------------
Finance-Subsidiary--1.87%
   25,000   Deutsche Bank Financial Inc.........................        10/23/96            5.350           24,918,264
   45,000   Dresdner U.S. Finance Inc...........................  10/01/96 to 10/17/96      5.320           44,917,244
   25,000   National Australia Funding (Delaware) Inc...........        01/13/97            5.450           24,606,389
                                                                                                        --------------
                                                                                                            94,441,897
                                                                                                        --------------
Food, Beverage & Tobacco--0.98%
   10,000   Campbell Soup Co....................................        10/22/96            5.330            9,968,908
   40,000   Sara Lee Corp.......................................  10/17/96 to 10/22/96  5.280 to 5.300      39,887,667
                                                                                                        --------------
                                                                                                            49,856,575
                                                                                                        --------------
General Trade--2.24%
  114,000   Mitsubishi International Corp.......................  10/08/96 to 12/10/96  5.310 to 5.450     113,529,476
                                                                                                        --------------
Insurance--3.25%
   25,000   American General Corp...............................        10/16/96            5.360           24,944,167
   95,000   Prudential Funding Corp.............................  10/03/96 to 10/16/96  5.300 to 5.370      94,913,647
   25,000   St. Paul Companies Inc..............................  10/23/96 to 10/24/96  5.350 to 5.380      24,915,747
   19,990   USAA Capital Corp...................................        11/18/96            5.390           19,846,339
                                                                                                        --------------
                                                                                                           164,619,900
                                                                                                        --------------

PaineWebber Cashfund, Inc.

Principal
 Amount                                                                 Maturity           Interest
  (000)                                                                  Dates              Rates           Value
---------                                                         --------------------  --------------  --------------
COMMERCIAL PAPER--(concluded)
Insurance-Property/Casualty--1.94%
 $ 40,000   A.I. Credit Corp....................................  10/11/96 to 11/01/96  5.300 to 5.330% $   39,879,111
   25,000   AIG Funding Inc.....................................        10/28/96            5.300           24,900,625
   33,625   John Hancock Capital Corp...........................  10/09/96 to 10/22/96  5.330 to 5.350      33,568,461
                                                                                                        --------------
                                                                                                            98,348,197
                                                                                                        --------------
Machine & Machine Tools--0.37%
   19,000   Caterpillar Financial Services Corp.................        10/25/96            5.320           18,932,613
                                                                                                        --------------
Metals & Mining--1.84%
   69,800   RTZ America Inc.....................................  10/15/96 to 10/23/96  5.350 to 5.420      69,612,597
   24,000   U.S. Borax Inc......................................        12/19/96            5.470           23,711,913
                                                                                                        --------------
                                                                                                            93,324,510
                                                                                                        --------------
Miscellaneous--1.89%
   96,000   Beta Finance Inc....................................  10/07/96 to 01/21/97  5.330 to 5.620      95,540,422
                                                                                                        --------------
Printing and Publishing--0.69%
   35,000   Reed Elsevier Inc...................................        10/18/96            5.300           34,912,403
                                                                                                        --------------
Pollution Control--1.62%
   84,175   WMX Technologies Inc................................  02/04/97 to 03/26/97  5.610 to 5.800      82,032,463
                                                                                                        --------------
Retail Merchandising--0.69%
   35,000   Wal-Mart Stores Inc.................................        10/29/96            5.280           34,856,267
                                                                                                        --------------
Telecommunications--2.42%
  105,000   Ameritech Capital Funding Corp......................  10/03/96 to 12/30/96  5.310 to 5.520     104,630,111
   18,000   BellSouth Telecommunications Inc....................        10/08/96            5.300           17,981,450
                                                                                                        --------------
                                                                                                           122,611,561
                                                                                                        --------------
Utility-Gas--0.61%
   30,900   Consolidated Natural Gas Co.........................  10/22/96 to 10/23/96      5.300           30,802,127
                                                                                                        --------------
TOTAL COMMERCIAL PAPER (cost--$3,947,597,896)...................                                         3,947,597,896
                                                                                                        --------------
SHORT TERM CORPORATE OBLIGATIONS--6.60%
Auto & Truck--0.20%
   10,000   Ford Motor Credit Corp*.............................        10/01/96            5.700           10,000,000
                                                                                                        --------------
Banking--0.17%
    8,500   Security Pacific Corp...............................        12/01/96            7.750            8,525,281
                                                                                                        --------------
Broker/ Dealer--3.74%
   30,000   Bear Stearns Companies, Inc*........................  10/17/96 to 10/31/96  5.468 to 5.542      30,000,000
   60,000   Bear Stearns Companies, Inc.........................  04/21/97 to 07/03/97  5.750 to 6.010      60,023,396
   40,000   Merrill Lynch & Co., Inc*...........................        10/01/96        5.670 to 5.720      40,000,000
   40,000   Merrill Lynch & Co., Inc............................  03/17/97 to 05/14/97  5.400 to 5.880      39,999,137
   19,000   Morgan Stanley Group Inc............................        02/03/97            7.790           19,151,342
                                                                                                        --------------
                                                                                                           189,173,875
                                                                                                        --------------
Business Services--0.49%
   25,000   PHH Corp.*..........................................        10/01/96            5.330           24,998,456
                                                                                                        --------------

PaineWebber Cashfund, Inc.

Principal
 Amount                                                                 Maturity           Interest
  (000)                                                                  Dates              Rates           Value
---------                                                         --------------------  --------------  --------------
SHORT TERM CORPORATE OBLIGATIONS--(concluded)
Finance-Diversified--0.62%
 $ 11,420   Associates Corp. of North America*..................        01/01/97            8.700%      $   11,508,582
   20,000   CIT Group Holdings Inc*.............................        10/01/96            5.350           19,989,499
                                                                                                        --------------
                                                                                                            31,498,081
                                                                                                        --------------
Miscellaneous--1.38%
   20,000   Beta Finance Inc*...................................        10/01/96            5.700           20,000,000
   50,000   Beta Finance Inc....................................  04/10/97 to 09/30/97  5.600 to 6.080      49,998,924
                                                                                                        --------------
                                                                                                            69,998,924
                                                                                                        --------------
TOTAL SHORT TERM CORPORATE OBLIGATIONS (cost--$334,194,617).....                                           334,194,617
                                                                                                        --------------
REPURCHASE AGREEMENT--0.23%
   11,868   Repurchase agreement dated 09/30/96 with Citicorp
              Securities, Inc., collateralized by $11,960,000
              U.S. Treasury Notes, 6.875% due 02/28/97;
              proceeds: $11,869,886;(cost--$11,868,000).........        10/01/96            5.720           11,868,000
                                                                                                        --------------
TOTAL INVESTMENTS--(cost--$5,055,496,050 which approximates cost
  for federal tax purposes)--99.85%.............................                                         5,055,496,050
Other assets in excess of liabilities--0.15%....................                                             7,467,130
                                                                                                        --------------
NET ASSETS (applicable to 5,064,488,215 shares outstanding at
  $1.00 per share)--100.00%.....................................                                        $5,062,963,180
                                                                                                        --------------
                                                                                                        --------------

---------------
 * Variable rate securities--maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of September 30, 1996 and reset periodically.
@ Interest rates shown are discount rates at date of purchase.

                       Weighted Average Maturity--50 days

                 See accompanying notes to financial statements

PaineWebber Cashfund, Inc.

Statement of Operations

For the Six Months Ended September 30, 1996 (unaudited)

Interest income.....................................................................................  $142,049,589
                                                                                                      ------------

Expenses:
  Investment advisory and administration............................................................     9,520,612
  Transfer agency and service fees..................................................................     4,157,182
  Reports and notices to shareholders...............................................................     1,978,910
  Custody and accounting............................................................................       768,332
  Federal and state registration....................................................................       144,799
  Legal and audit...................................................................................       130,244
  Insurance.........................................................................................        81,882
  Directors' fees...................................................................................         6,125
  Other expenses....................................................................................        22,227
                                                                                                      ------------
                                                                                                        16,810,313
                                                                                                      ------------
Net investment income...............................................................................   125,239,276
Net realized gains from investment transactions.....................................................        60,351
                                                                                                      ------------
Net increase in net assets resulting from operations................................................  $125,299,627
                                                                                                      ------------
                                                                                                      ------------

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                                  For the Six
                                                                                 Months Ended
                                                                                 September 30,      For the Year
                                                                                     1996               Ended
                                                                                  (unaudited)      March 31, 1996
                                                                              -------------------  ---------------
From operations:
  Net investment income.....................................................    $   125,239,276     $ 238,494,636
  Net realized gains from investment transactions...........................             60,351           331,945
                                                                              -------------------  ---------------
  Net increase in net assets resulting from operations......................        125,299,627       238,826,581
                                                                              -------------------  ---------------

Dividends to shareholders from:
  Net investment income.....................................................       (125,239,276)     (238,494,636)
                                                                              -------------------  ---------------
Net increase (decrease) in net assets derived from capital share
  transactions..............................................................       (245,654,975)    1,607,547,540
                                                                              -------------------  ---------------
  Net increase (decrease) in net assets.....................................       (245,594,624)    1,607,879,485
Net assets:
  Beginning of period.......................................................      5,308,557,804     3,700,678,319
                                                                              -------------------  ---------------
  End of period.............................................................    $ 5,062,963,180     $5,308,557,804
                                                                              -------------------  ---------------
                                                                              -------------------  ---------------

                 See accompanying notes to financial statements

PaineWebber Cashfund, Inc.

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Cashfund, Inc. (the "Fund"), was organized under the laws of Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are accounted for on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund's Board of Directors has approved an investment advisory and administration contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, PaineWebber receives compensation from the Fund, computed daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next

PaineWebber Cashfund, Inc.
$500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of assets in excess of $5.5 billion. At September 30, 1996, the Fund owed PaineWebber $1,548,547 in investment advisory and administration fees.

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber serves as sub-adviser to the Fund pursuant to a Sub-Advisory Contract between PaineWebber and Mitchell Hutchins. In accordance with the sub-advisory contract, PaineWebber (not the Fund) pays Mitchell Hutchins for sub-advisory services provided.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Funds's transfer agent. For these services for the six months ended September 30, 1996, PaineWebber earned $1,444,490. At September 30, 1996, the Fund owed PaineWebber $219,707 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

At September 30, 1996, dividends payable aggregated $4,701,160.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At March 31, 1996, the Fund had net capital loss carryforwards of $1,414,115. These loss carryforwards are available as reductions, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

PaineWebber Cashfund, Inc.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                             FOR THE SIX MONTHS    FOR THE YEAR
                                                                              ENDED SEPTEMBER          ENDED
                                                                                  30, 1996        MARCH 31, 1996
                                                                             ------------------  -----------------
Shares sold................................................................     10,440,166,308      18,372,688,369
Shares repurchased.........................................................    (10,806,911,540)    (16,994,663,459)
Dividends reinvested in additional Fund shares.............................        121,090,257         229,522,630
                                                                             ------------------  -----------------
Net increase (decrease) in shares outstanding..............................       (245,654,975)      1,607,547,540
                                                                             ------------------  -----------------
                                                                             ------------------  -----------------

PaineWebber Cashfund, Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                                          FOR THE SIX
                                         MONTHS ENDED
                                         SEPTEMBER 30,              FOR THE YEARS ENDED MARCH 31,
                                             1996       -----------------------------------------------------
                                          (UNAUDITED)     1996       1995       1994       1993       1992
                                         -------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period...   $      1.00   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                         -------------  ---------  ---------  ---------  ---------  ---------
Net investment income..................        0.0240      0.0523     0.0433     0.0272     0.0317     0.0509
Dividends from net investment income...       (0.0240)    (0.0523)   (0.0433)   (0.0272)   (0.0317)   (0.0509)
                                         -------------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of period.........   $      1.00   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                         -------------  ---------  ---------  ---------  ---------  ---------
                                         -------------  ---------  ---------  ---------  ---------  ---------
Total investment return(1).............          2.43%       5.36%      4.44%      2.75%      3.17%      5.09%
                                         -------------  ---------  ---------  ---------  ---------  ---------
                                         -------------  ---------  ---------  ---------  ---------  ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)......   $ 5,062,963   $5,308,558 $3,700,678 $3,436,278 $3,774,298 $4,234,968
Expenses to average net assets.........          0.64%*      0.60%      0.62%      0.61%      0.57%      0.56%
Net investment income to average net
  assets...............................          4.79%*      5.24%      4.35%      2.73%      3.17%      5.09%

---------------
 * Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported.

PaineWebber Cashfund, Inc.

Shareholder Information

A Special Meeting of Shareholders of the Fund was held on May 1, 1996, at which the following votes were cast on the proposals submitted to the Fund's shareholders:

PROPOSAL 1

To elect ten members of its Board of Directors:

                                                                                     SHARES       SHARES WITHHOLD
                                                                                    VOTED FOR        AUTHORITY
                                                                                 ---------------  ---------------
Margo N. Alexander.............................................................    2,303,646,060     277,853,770
Richard Q. Armstrong...........................................................    2,304,353,942     277,145,888
E. Garrett Bewkes, Jr..........................................................    2,302,887,339     278,612,490
Richard R. Burt................................................................    2,304,223,026     277,276,803
Mary C. Farrell................................................................    2,304,297,825     277,202,005
Meyer Feldberg.................................................................    2,304,253,726     277,246,103
George W. Gowen................................................................    2,303,019,634     278,480,195
Frederic V. Malek..............................................................    2,303,042,532     278,457,297
Carl W. Schafer................................................................    2,304,161,662     277,338,167
John R. Torell III.............................................................    2,304,132,971     277,366,858

PROPOSAL 2

                                                                         SHARES          SHARES        SHARES
                                                                        VOTED FOR       AGAINST        ABSTAIN
                                                                     ---------------  ------------  -------------
To vote for or against the ratification of the selection of Ernst &
Young LLP as independent auditors for the current fiscal year:         2,299,826,965    18,961,046    262,711,821

PROPOSAL 3

To vote for or against following changes to the Fund's fundamental investment restrictions and policies:

                                                                         SHARES          SHARES        SHARES
                                                                        VOTED FOR       AGAINST        ABSTAIN
                                                                     ---------------  ------------  -------------
Modification of fundamental restriction on portfolio
  diversification for diversified funds: ..........................    2,250,372,446    47,556,191    283,571,192
Modification of fundamental restriction on concentration: .........    2,250,613,047    47,315,590    283,571,192
Modification of fundamental restriction on senior securities and
  borrowing: ......................................................    2,247,360,842    50,567,796    283,571,192
Modification of fundamental restriction on making loans: ..........    2,249,295,856    48,632,782    283,571,192
Modification of fundamental restriction on underwriting
  securities: .....................................................    2,249,950,360    47,978,277    283,571,192
Modification of fundamental restriction on real estate
  investments: ....................................................    2,249,990,501    47,938,137    283,571,192
Modification of fundamental restriction on investing in
  commodities: ....................................................    2,246,943,133    50,985,505    283,571,192

PaineWebber Cashfund, Inc.

                                                                         SHARES          SHARES        SHARES
                                                                        VOTED FOR       AGAINST        ABSTAIN
                                                                     ---------------  ------------  -------------
Elimination of fundamental restriction on margin transactions: ....    2,247,189,044    50,739,593    283,571,192
Elimination of fundamental restriction on short sales: ............    2,247,847,297    50,081,340    283,571,192
Elimination of fundamental restriction on investments in oil, gas
  and mineral leases and programs: ................................    2,248,274,447    49,654,191    283,571,192
Elimination of fundamental restriction on investments in other
  investment companies: ...........................................    2,249,973,660    47,954,978    283,571,192
Elimination relating to purchases of certain types of
  securities: .....................................................    2,249,710,493    48,218,145    283,571,192

PROPOSAL 4

                                                                         SHARES          SHARES        SHARES
                                                                        VOTED FOR       AGAINST        ABSTAIN
                                                                     ---------------  ------------  -------------
To vote for or against the approval of Amended and Restated
Articles of Incorporation:                                             2,219,774,619    58,639,075    303,086,138

PROPOSAL 5

                                                                         SHARES          SHARES        SHARES
                                                                        VOTED FOR       AGAINST        ABSTAIN
                                                                     ---------------  ------------  -------------
To vote for or against the approval of Changes to Bylaws:              2,236,612,625    43,142,614    301,844,592

------------

(Broker non-votes and abstentions are included within the "Shares Abstain" and "Shares Withhold Authority" totals.)

   DIRECTORS

   E. Garrett Bewkes, Jr., CHAIRMAN
   Margo N. Alexander
   Richard Q. Armstrong
   Richard R. Burt
   Mary C. Farrell
   Meyer Feldberg
   George W. Gowen
   Frederic V. Malek
   Carl W. Schafer
   John R. Torell III

   PRINCIPAL OFFICERS

   Margo N. Alexander
   PRESIDENT
   Victoria E. Schonfeld
   VICE PRESIDENT
   Dianne E. O'Donnell
   VICE PRESIDENT AND SECRETARY
   Julian F. Sluyters
   VICE PRESIDENT AND TREASURER
   Susan P. Ryan
   VICE PRESIDENT

   ADMINISTRATOR AND DISTRIBUTOR

   PaineWebber Incorporated
   1285 Avenue of the Americas
   New York, New York 10019

   INVESTMENT ADVISERS

   PaineWebber Incorporated
   1285 Avenue of the Americas
   New York, New York 10019

   Mitchell Hutchins Asset Management Inc.
   1285 Avenue of the Americas
   New York, New York 10019

   This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

   The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

   [LOGO]
       Recycled Paper
   -C-1996 PaineWebber Incorporated

         [LOGO]

--------------------------------------------------------------------------------

            CASH FUND,
           INC.

        SEPTEMBER 30, 1996
        SEMI-ANNUAL REPORT